GOODWILL AND INTANGIBLES	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
GOODWILL AND INTANGIBLES
NOTE 7:-	GOODWILL AND INTANGIBLES

a. Goodwill:

The changes in the carrying amount of goodwill for the years ended December 31, 2023 and 2022 are as follows:

Balance as of January 1, 2022	$45,800
Acquired through business combination (*)	792
Goodwill Impairment (**)	(44,829)
Foreign currency translation adjustments	(1,763)

Balance as of December 31, 2022 and 2023	$-

(*) Resulting from Magrab acquisition, see also Notes 1(d).

(**)The Company performs its annual testing of goodwill in the fourth quarter of each year in accordance with ASC 350 (see also Note 2l). During the fourth quarter of 2022, the Company conducted an impairment test of its reporting unit. Due to factors such as a decrease in the Company's market value, lower-than-expected projected future cash flows, and higher interest rates, a pre-tax, non-cash goodwill impairment charge of $44,829 was recorded.

b. Intangible assets:

	December 31,
	2023	2022
Original amounts:
Customer relationships (*)	$13,983	$13,983
Accumulated amortization:
Customer relationships	(7,687)	(5,067)
Foreign currency translation adjustment	(39)	(99)

Total intangibles assets	$6,257	$8,817

(*)	In 2022, includes $1,789 Acquired through business combination of Magrab.
(1)	Amortization expense amounted to $2,620 and $2,531 for the years ended December 31, 2023 and 2022, respectively.
(2)	Estimated amortization expenses for the following years as of December 31, 2023:

2024	2,662
2025	2,472
2026	224
2027	224
2028	224
2029 and on	451

$6,257